Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade payables
Trade payables	$ 190,662	$ 149,446
Other payables
Other accounts payable	72,016	49,436
Classification by maturity:
Trade and other current payables	259,641	196,140
Trade and other non-current payables	3,037	2,742
Trade and other payables.	262,678	198,882
Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Trade payables	73,297	57,351
Other payables
Other accounts payable	13,362	11,294
Classification by maturity:
Trade and other current payables	86,659	68,645
Sociedad Minera Cerro Verde S.A.A. [Member]
Trade payables
Accounts payable	235,555	195,482
Other payables
Other accounts payable	73,235	138,608
Classification by maturity:
Trade and other payables.	15,100	12,400
Domestic suppliers [Member]
Trade payables
Trade payables	190,549	149,305
Domestic suppliers [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Trade payables	60,980	44,977
Related entities [Member]
Trade payables
Trade payables	113	141
Other payables
Other payables	14	328
Related entities [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Trade payables	12,317	12,374
Taxes payable [Member]
Other payables
Other payables	11,880	9,663
Remuneration and similar benefits payable [Member]
Other payables
Other payables	35,393	27,786
Remuneration and similar benefits payable [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other payables	7,718	4,649
Other Taxes Payable [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other payables	4,429	4,097
Interest Payable [Member]
Other payables
Other payables	16,606	3,020
Royalties payable to the Peruvian State [Member]
Other payables
Other payables	2,765	2,441
Royalties payable to the Peruvian State [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other payables	1,215	2,548
Hedge instruments accounts payables [Member]
Other payables
Other payables	1,234	1,569
Dividends payable [Member]
Other payables
Other payables	567	638
Other liability [Member]
Other payables
Other payables	3,557	3,991
Financial payables [Member]
Classification by maturity:
Trade and other payables.	248,033	186,778
Non financial payables [Member]
Classification by maturity:
Trade and other payables.	$ 14,645	$ 12,104